Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Dec. 31, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2019
Prospectus Date	rr_ProspectusDate	Dec. 30, 2019
Blue Current Global Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Blue Current Global Dividend Fund (the "Fund") seeks current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year the Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in dividend-paying equity securities of companies whose stocks are selling at discounts to the Adviser's estimate of their intrinsic value. The Fund invests primarily in domestic and foreign equity securities such as common and preferred stock that are currently paying dividends. In order to hedge against currency risk to its foreign equity securities, the Fund will invest in forward foreign currency exchange contracts ("forwards"). The Fund may also invest in publicly traded master limited partnerships ("MLPs") and exchange-traded funds ("ETFs") that tend to pay dividends. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities that either have paid a dividend in the 12 months prior to purchase, or are expected by the Adviser to pay a dividend within 12 months following the Fund's purchase of the security. There are no restrictions as to the market capitalization of companies in which the Fund invests. Under normal market conditions, the Fund will generally hold securities of 25 to 50 companies.

An MLP is a limited partnership, the securities of which are traded on a public exchange or in the over-the-counter markets, that is eligible for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as an MLP, the partnership must receive at least 90% of its income from certain qualifying sources, including real estate, commodities, or natural resources. The Adviser believes that MLPs are an efficient way to gain portfolio exposure to such asset classes.

In selecting investments for the Fund, the Adviser seeks securities that the Adviser believes are undervalued, high-quality dividend paying equities issued by companies with a commitment to dividend growth, and that pay above-market dividend yields. The Adviser considers such factors as dividend sustainability, balance sheet quality, growth characteristics, and valuation when selecting investments for the Fund. Throughout this process the Adviser applies fundamental, "bottom-up" analysis when selecting investments. This analysis focuses on the specific attributes of each company rather than the industry in which the company operates or the economy in general.

The Fund seeks to have a diversified portfolio by issuer, industry, and country. The Fund will invest, under normal market conditions, in at least three different countries, one of which will be the United States. The Fund will also invest at least 40% of its assets in foreign securities. The Fund's foreign securities will primarily be in companies in developed countries.

The Fund's investment in foreign securities may include investing in securities traded on foreign exchanges, investing in American Depositary Receipts ("ADRs") listed on U.S. stock exchanges, or investing in ETFs that invest in foreign securities. The Fund may seek to hedge against currency fluctuations and deviations involving its foreign equity securities, including by investing in forward foreign currency exchange contracts.

A security may be sold when the security reaches its intrinsic value as determined by the Adviser, the Adviser has identified a more attractive security, or the security no longer meets the Adviser's dividend-paying criteria.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Management Style Risk – The portfolio manager's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value, dividend-paying and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Investment Style Risk – Returns from dividend-paying stocks may underperform the returns from the overall stock market. Since the Fund invests primarily in dividend-paying stocks, the Fund's performance may at times be better or worse than the performance of the mutual funds that focus on other types of strategies.

Large-Capitalization Company Risk – Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk – Investments in small-capitalization and mid-capitalization companies often involve higher risks than large-capitalization companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid- capitalization companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-capitalization companies may trade less frequently and carry less volume than that of larger companies. Because small- and mid-capitalization companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-capitalization and mid-capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund's foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security's underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund's foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number of reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country's government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

The Fund may seek to hedge against currency exposure, such as investing in forward foreign currency exchange contracts, to attempt to reduce the effect of currency fluctuations and deviations. However, the Fund's use of currency hedging may not be successful and the use of such strategy may lower the Fund's potential returns.

Forward Currency Exchange Contract Risk. Forward Currency Exchange Contracts ("Forex Contracts") are individually negotiated and privately traded agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Although Forex Contracts may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, are subject to the creditworthiness of the counterparty, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on Forex Contracts may substantially exceed the amount invested in these instruments.

Exchange-Traded Fund ("ETF") Risk – Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its net asset value ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF's advisory fees and operational expenses.

MLP Risk – Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited control and limited voting rights and fewer corporate protections than afforded investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund's investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP's operating expenses in addition to paying Fund expenses.

MLP Tax Risk – MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner in an MLP is allocated a share of the MLP's income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income, and could result in lower income to the Fund and a reduction in the value of the Fund's investment in the MLP. Additionally, open- end mutual funds seeking to be taxed as regulated investment companies, such as the Fund, are limited in their ability to invest in MLPs by current federal tax rules. If a mutual fund invests more than 25% of the value of its total assets in MLP securities, it will be subject to federal corporate income tax, currently at a maximum rate of 21%. For more information about the Fund's tax status, please see "Dividends, Distributions and Taxes" in this Prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception periods compare with those of a broad-based securities market index. The bar chart and table show the performance of the Fund's Institutional Class, which is the only class currently being offered. The Investor Class, if available, would have substantially similar annual returns and would differ only to the extent the Investor Class has different expenses. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-514-3583 or by visiting www.bluecurrentfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception periods compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-514-3583
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bluecurrentfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2019 is 19.51%.

Quarterly Returns During This Time Period

Highest: 6.60% (quarter ended March 31, 2017)

Lowest: (11.91%) (quarter ended December 31, 2018)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Blue Current Global Dividend Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCGFX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Redemption Fee (as a percentage of the amount redeemed within 7 days after purchase)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.99%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[1]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.24%	[1]
One Year	rr_ExpenseExampleYear01	$ 126
Three Years	rr_ExpenseExampleYear03	487
Five Years	rr_ExpenseExampleYear05	871
Ten Years	rr_ExpenseExampleYear10	$ 1,950
Blue Current Global Dividend Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BCGDX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the amount redeemed within 7 days after purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.99%
One Year	rr_ExpenseExampleYear01	$ 101
Three Years	rr_ExpenseExampleYear03	409
Five Years	rr_ExpenseExampleYear05	740
Ten Years	rr_ExpenseExampleYear10	$ 1,675
Annual Return 2015	rr_AnnualReturn2015	(2.28%)
Annual Return 2016	rr_AnnualReturn2016	8.96%
Annual Return 2017	rr_AnnualReturn2017	18.97%
Annual Return 2018	rr_AnnualReturn2018	(12.15%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.91%)
1 Year	rr_AverageAnnualReturnYear01	(12.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2014
Blue Current Global Dividend Fund | After Taxes on Distributions | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2014
Blue Current Global Dividend Fund | After Taxes on Distributions and Sales | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2014
Blue Current Global Dividend Fund | MSCI World High Dividend Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(7.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2014
Blue Current Global Dividend Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(8.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2014
Marshfield Concentrated Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Marshfield Concentrated Opportunity Fund (the "Fund") seeks the dual goals of capital preservation and the long-term growth of principal, while targeting a pattern of performance at variance with that of the market.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year that the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2021. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks the dual goals of capital preservation and long-term growth of principal, while targeting a pattern of performance at variance with that of the market. The Fund seeks to achieve its investment objective by investing principally in a portfolio of common stocks of companies traded on United States ("U.S.") securities exchanges or over-the-counter ("OTC") markets that exhibit low valuations based on the Adviser's analysis of the companies' intrinsic value. The Fund may invest in companies of any capitalization size, including large-cap, mid-cap, and small-cap companies. The Fund will typically hold from 16 to 24 equity securities plus a cash position. The cash position will, on average, be in the range of 0-25% of the portfolio and will be an output of the Adviser's buy and sell decisions, not a tactical maneuver.

The Adviser generally develops a list of U.S. exchange-traded and OTC companies for consideration to purchase using its proprietary screening process as described below. The Adviser performs a bottom-up analysis to identify companies that the Adviser believes are: (i) in an industry that allows the company to earn high returns on equity over time; (ii) imbued with a functional and resilient corporate culture; and (iii) trading at a price that is below the Adviser's estimated intrinsic value of the company.

The Adviser's screening process generally involves:

●	Rigorous analysis that entails developing an understanding of the ecosystem in which a company operates. The Adviser seeks to review all relevant materials about a company and its industry such as journal articles and securities filings, talk with the management personnel of both the subject company and its competitors, and research the economics underlying the relevant industry or industries in order to have a deep understanding of how the company works.

●	Determining the value of the company, which the Adviser conducts using conservative assumptions. The Adviser stress tests its valuation based upon a series of different scenarios and sets a target price that incorporates a substantial discount between the company's market price and the Adviser's estimate of the company's value (i.e. intrinsic value).

●	Selecting portfolio investments in companies that the Adviser believes: (i) are in an industry that allows the company to earn high returns on equity over time, (ii) pass the Adviser's tests of corporate culture (the internal compass expressed by the company's attitude toward customers and shareholders), industry structure (attributes like competitive rivalry and the discipline to remain focused on maintaining and exploiting advantages) and management quality (integrity, courage and resolve) and (iii) are trading at a price that is below the Adviser's estimate intrinsic value of the company.

●	Continuous review of all Fund holdings with ongoing monitoring of the financial performance of each company in the portfolio as well as analysis of whether each holding is performing as the Adviser's conceptual case suggested.

The Adviser's approach emphasizes the potential long-term health of a company rather than the short-term performance of the company. The Adviser normally purchases stock in a company with the intention of holding the investment for an extended period of time. However, the Adviser may sell a portfolio holding if it determines any of the following circumstances exist:

●	The company fails to perform as anticipated;

●	The company's or the relevant industry's outlook has changed for the worse;

●	Systemic risk to the portfolio should be limited, as with too great an exposure to a single industry or sector of the economy;

●	A company's stock becomes excessively overvalued in relationship to its intrinsic value; or

●	The Adviser decides to readjust the size of the Fund's investment in the company's stock (e.g. the company's stock comprises too great a portion of the Fund, such as if the value of the company's stock exceeds 20% of the Fund's portfolio).

The Fund may hold out-of-favor stocks rather than popular ones. The Fund's portfolio will be focused and therefore may at times hold stocks in only a few companies. While the Adviser does not intend to focus on any particular sector or industry in making investments for the Fund, at any given time the Fund may have a substantial investment in a particular sector or industry if the Adviser determines such investment to be the best available for the Fund. The Adviser is willing to hold cash and will buy stocks opportunistically when prices are attractive in the Adviser's estimation.

The Fund is a "non-diversified fund," which means that it may invest more of its assets in the securities of a single issuer or a small number of issuers than a diversified fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund's investment strategies depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock's value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company's share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Equity Securities Risk. Equity prices are volatile and the value of such securities in the Fund's portfolio may decline due to fluctuations in market prices, interest rates, national and international economic conditions, or other market events. In a declining stock market, stock prices for all companies (including those in the Fund's portfolio) may decline, regardless of their long-term prospects. Under such circumstances, price of the Fund's shares will also decline.

●	Large-Capitalization Company Risk. Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●	Small-Capitalization and Mid-Capitalization Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-capitalization companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. In addition, in many instances, small- and mid-capitalization companies are traded only OTC or on a regional securities exchange, and the frequency and volume of their trading is less than is typical of large-capitalization companies. Due to these and other factors, stocks of small- and mid-capitalization companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Issuer Risk. Issuer risk is the risk that an issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance.

Management Style Risk. The portfolio manager's method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser's investment process and there is no guarantee that the Adviser's judgments about the attractiveness, value and potential appreciation of a particular investment for the Fund will be correct or produce the desired results.

Industry and Sector Risk. The Fund may, at times, be more heavily invested in certain industries or sectors, which may cause the value of the Fund's shares to be especially sensitive to factors and economic conditions or risks that specifically affect those industries or sectors and may cause the Fund's share price to fluctuate more widely than shares of a mutual fund that invests in a broader range of industries or sectors.

Value Stock Risk. Investments in value stocks present the risk that a stock may decline in value or never reach the value the Adviser believes is its full market value, either because the market fails to recognize what the Adviser considers to be the company's true business value or because the Adviser's assessment of the company's prospects was not correct. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund's value investment style may go out of favor with investors, negatively affecting the Fund's performance.

Non-Diversified Status Risk. The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-691-5288 or by visiting the Fund's website at www.marshfieldfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year and since inception compare with those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-691-5288
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.marshfieldfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date return through September 30, 2019 is 27.90%.

Quarterly Returns During This Time Period

Highest: 8.02% (quarter ended September 30, 2018)

Lowest: (7.84%) (quarter ended December 31, 2018)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Period Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account ("IRA").

Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MRFOX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the amount redeemed within 7 days after purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[4]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.13%	[3]
One Year	rr_ExpenseExampleYear01	$ 115
Three Years	rr_ExpenseExampleYear03	440
Five Years	rr_ExpenseExampleYear05	788
Ten Years	rr_ExpenseExampleYear10	$ 1,769
Annual Return 2016	rr_AnnualReturn2016	14.78%
Annual Return 2017	rr_AnnualReturn2017	25.93%
Annual Return 2018	rr_AnnualReturn2018	1.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	27.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.84%)
1 Year	rr_AverageAnnualReturnYear01	1.92%
Since Inception	rr_AverageAnnualReturnSinceInception	13.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund | After Taxes on Distributions | Marshfield Concentrated Opportunity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund | After Taxes on Distributions and Sales | Marshfield Concentrated Opportunity Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	10.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Marshfield Concentrated Opportunity Fund | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 28, 2015
Q3 ALL-WEATHER SECTOR ROTATION FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY: Q3 ALL-WEATHER SECTOR ROTATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Q3 All-Weather Sector Rotation Fund (the "Sector Rotation Fund") seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Sector Rotation Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Sector Rotation Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Sector Rotation Fund's performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Sector Rotation Fund's Financial Highlights, which reflect the operating expenses of the Sector Rotation Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Sector Rotation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Sector Rotation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Sector Rotation Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Sector Rotation Fund will invest in shares of other investment companies, including exchange-traded funds ("ETFs"), open-end mutual funds, and closed-end funds (collectively, "Portfolio Funds") in an attempt to invest in sectors and subsectors which have exhibited recent relative performance strength, as evaluated on a monthly basis according to the Adviser's proprietary rules-based analytical approach.

In evaluating a sector's or subsector's relative strength, the Sector Rotation Fund will measure the recent performance of that sector's or subsector's securities against the recent performance of other sectors' securities in the Fund's investing universe, which encompasses all eleven global industry classification standard ("GICS") sectors across global equities and fixed-income securities. The Sector Rotation Fund will seek to invest in those GICS sectors or subsectors which the Adviser identifies as exhibiting relative total return performance strength retrospectively in both the near and long-term. In addition, the Adviser may, from time to time, invest in Portfolio Funds that invest in real estate investment trusts ("REITs").

The Fund will rotate assets into, and out of, sectors and subsector positions on a periodic basis, and the Fund's portfolio may therefore be traded frequently.

During certain market conditions, notably those which the Sector Rotation Fund deems to be relatively unattractive for equities (based on certain proprietary quantitative indicators), the Sector Rotation Fund may take positions in Portfolio Funds that focus on fixed-income securities as an alternative to equities in an attempt to preserve capital. This may, at times, result in the Sector Rotation Fund's portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Sector Rotation Fund may indirectly invest in equity securities of all capitalization ranges and in debt securities of all credit qualities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Sector Rotation Fund. The success of the Sector Rotation Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Sector Rotation Fund and there is no assurance that the Sector Rotation Fund will achieve its investment objective. Because of the types of securities in which the Sector Rotation Fund invests and the investment techniques the Adviser uses, the Sector Rotation Fund is designed for investors who are investing for the long term. The Sector Rotation Fund will be subject to the following principal risks:

Active Management Risk. Due to the active management of the Sector Rotation Fund by the Adviser, the Sector Rotation Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Debt Securities Risk. The Sector Rotation Fund may invest indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security's credit quality depends on the issuer's ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Equity Securities Risk. The prices of equity securities in which the Sector Rotation Fund invests indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Sector Rotation Fund to potential losses.

Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. The Sector Rotation Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts ("ADRs"). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Foreign Currency Risk. The Sector Rotation Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Sector Rotation Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Sector Rotation Fund's exposure to foreign currencies subjects the Sector Rotation Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Sector Rotation Fund's exposure to foreign currencies may reduce the returns of the Sector Rotation Fund.

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Sector Rotation Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Sector Rotation Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Sector Rotation Fund invests in addition to the Sector Rotation Fund's direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the "1940 Act"), the Sector Rotation Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Sector Rotation Fund may own.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

Investment Limitation Risk. Under the 1940 Act, the Sector Rotation Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Sector Rotation Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding shares unless (i) the ETF or the Sector Rotation Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the "SEC") that is applicable to the Sector Rotation Fund; and (ii) the ETF and the Sector Rotation Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Sector Rotation Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

Market Value Risk. The market value of an ETF's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund's ability to track its applicable indices or match its performance.

Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

Fixed-income ETFs Risk. There are risks associated with the potential investment of the Sector Rotation Fund's assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF's portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF's shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings ("S&P") or Fitch Ratings, Inc. ("Fitch") or Baa by Moody's Investors Service, Inc. ("Moody's") are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in "junk bonds" or lower than investment-grade securities.

Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF's investment in bonds or fixed income securities may fall because bonds or fixed income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed incomefixed-income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Maturity Risk. Maturity risk is another factor that can affect the value of an ETF's fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Investment Style and Management Risk. The Adviser's method of security selection may not be successful and the Sector Rotation Fund may underperform relative to other mutual funds that employ similar investment strategies. The Sector Rotation Fund's sector rotation style may not be implemented successfully, negatively affecting the Fund's performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Market Risk. Market risk is the risk that the value of the securities in the Sector Rotation Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser's control, including fluctuation in interest rates, the quality of the Sector Rotation Fund's investments, economic conditions and general bond market conditions.

New Fund Risk. The Sector Rotation Fund was formed in 2019 and has no operating history as of the date of this Prospectus. Accordingly, investors in the Sector Rotation Fund bear the risk that the Sector Rotation Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Sector Rotation Fund, which may lower the Sector Rotation Fund's performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Sector Rotation Fund's returns and increase taxable distributions to shareholders.

Real Estate Investment Trust ("REIT") Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Fund. Therefore, the Sector Rotation Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Sector Risk. At times the Sector Rotation Fund may emphasize investment in one or more sectors, and as a result the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Sector Rotation Fund and increase the volatility of the Sector Rotation Fund's NAV per share.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Sector Rotation Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Sector Rotation Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Sector Rotation Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Sector Rotation Fund by comparing the Sector Rotation Fund's performance with a broad measure of market performance. How the Sector Rotation Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Sector Rotation Fund will perform in the future. Updated performance information, current through the most recent month end, will be available by calling 1-855-784-2399.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Sector Rotation Fund is new and therefore does not have a performance history for a full calendar year to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-784-2399
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Sector Rotation Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Sector Rotation Fund will perform in the future.
Q3 ALL-WEATHER SECTOR ROTATION FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAWSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.77%	[6]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[7]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.59%	[6],[7]
One Year	rr_ExpenseExampleYear01	$ 262
Three Years	rr_ExpenseExampleYear03	$ 824
Q3 ALL-WEATHER SECTOR ROTATION FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAISX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.12%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%	[6]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[7]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.34%	[6],[7]
One Year	rr_ExpenseExampleYear01	$ 237
Three Years	rr_ExpenseExampleYear03	$ 749
Q3 ALL-WEATHER TACTICAL FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY: Q3 ALL-WEATHER TACTICAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Q3 All-Weather Tactical Fund (the "Tactical Fund") seeks a positive rate of return over a calendar year regardless of market conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Tactical Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Tactical Fund's performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Tactical Fund's Financial Highlights, which reflect the operating expenses of the Tactical Fund and do not include "Acquired Fund Fees and Expenses."
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Tactical Fund remain the same and the contractual agreement to limit expenses remains in effect only until March 31, 2022. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Tactical Fund will invest in shares of other investment companies and similar products that operate as broad-based index funds, including exchange-traded funds ("ETFs"), open-end mutual funds, closed-end funds, and real estate investment trusts (collectively, "Portfolio Funds"). The Tactical Fund will purchase Portfolio Funds when that Portfolio Fund's underlying index ("Segment") is anticipated to show strength, and divest when market weakness in that Segment is anticipated. Portfolio Funds will generally consist of equity index funds.

In evaluating a Segment's relative strength, the Tactical Fund will measure the performance of that Segment's securities against the performance of all other securities in the Tactical Fund's investing universe, which will typically encompass all U.S. equity and fixed-income securities, but, depending on market conditions, may also encompass international equity and fixed-income securities. The Adviser may, from time to time, utilize leveraged Portfolio Funds in seeking to meet its investment objective, but at no time will more than 25% of the Tactical Fund's portfolio be invested in leveraged Portfolio Funds. Such leveraged Portfolio Funds may invest in futures, forward, swaps, and/or other types of derivatives. The Tactical Fund will rebalance any such leveraged Portfolio Funds on a daily basis. In addition, the Adviser may, from time to time, invest in Portfolio Funds that invest in real estate investment trusts ("REITs").

The Tactical Fund will rotate assets into, and out of, positions on a periodic basis, and the Tactical Fund's portfolio may therefore be traded frequently.

During certain market conditions, notably those which the Tactical Fund deems to be relatively unattractive for equities (based on certain proprietary quantitative indicators), the Tactical Fund may take positions in Portfolio Funds that focus on fixed-income securities as an alternative to equities in an attempt to preserve capital. This may, at times, result in the Tactical Fund's portfolio holding Portfolio Funds across both equities and fixed-income securities simultaneously. The Tactical Fund may indirectly invest in equity securities of all capitalization ranges and in fixed-income securities of all credit qualities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, there is a risk that you could lose money by investing in the Tactical Fund. The success of the Tactical Fund's investment strategy depends largely upon the Adviser's skill in selecting securities for purchase and sale by the Tactical Fund and there is no assurance that the Tactical Fund will achieve its investment objective. Because of the types of securities in which the Tactical Fund invests and the investment techniques the Adviser uses, the Tactical Fund is designed for investors who are investing for the long term. The Tactical Fund will be subject to the following principal risks:

Active Management Risk. Due to the active management of the Tactical Fund by the Adviser, the Tactical Fund could underperform its benchmark index and/or other funds with similar investment objectives and strategies.

Debt Securities Risk. The Tactical Fund may invest indirectly in corporate debt securities and U.S. Government obligations. Corporate debt securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt security's credit quality depends on the issuer's ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security.

Equity Securities Risk. The prices of equity securities in which the Tactical Fund invests indirectly through ETFs and other investment companies may fluctuate in response to many factors, including, but not limited to, the activities of the individual issuers, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Tactical Fund to potential losses.

Large-Cap Company Risk. Large-capitalization companies may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Investing in small- and mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Small- and mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of small- and mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

Foreign Securities Risk. The Tactical Fund may, directly or indirectly, invest in foreign securities on foreign exchanges or in American Depository Receipts ("ADRs"). Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities are subject to individual country risk, less favorable reporting and disclosure risk, currency exchange risk, greater volatility, and may have higher liquidity risk than U.S.-registered securities.

ADR Risk. ADRs are subject to risks similar to those associated with direct investments in foreign securities such as individual country, currency exchange, volatility, and liquidity risks.

Foreign Currency Risk. The Tactical Fund may invest in foreign securities and therefore be indirectly exposed to foreign currencies. The value of the Tactical Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. The Tactical Fund's exposure to foreign currencies subjects the Tactical Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar. As a result, the Tactical Fund's exposure to foreign currencies may reduce the returns of the Tactical Fund.

Fund of Funds Structure Risk. Investments in ETFs and other investment companies (e.g. open end and closed end mutual funds) subject the Tactical Fund to paying its proportionate share of fees and expenses from those investments. In other words, by investing in the Tactical Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Tactical Fund invests in addition to the Tactical Fund's direct fees and expenses. In addition, under the Investment Company Act of 1940, as amended (the "1940 Act"), the Tactical Fund is subject to restrictions that may limit the amount of any particular ETF or other registered investment company that the Tactical Fund may own.

ETF Risk. Investments in ETFs are subject to the risk that the market price of an ETF's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Investments in ETFs are also subject to the following additional risks:

Investment Limitation Risk. Under the 1940 Act, the Tactical Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Tactical Fund and its affiliated persons would hold more than 3% of the ETF's or investment company's total outstanding shares unless (i) the ETF or the Tactical Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the "SEC") that is applicable to the Tactical Fund; and (ii) the ETF and the Tactical Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Tactical Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

Market Value Risk. The market value of an ETF's shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund's NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

Tracking Risk. Index-based Portfolio Funds may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, Portfolio Funds may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Portfolio Fund's ability to track its applicable indices or match its performance.

Sampling Risk. Index-based Portfolio Funds may utilize a representative sampling approach to track their respective underlying indices. Index-based Portfolio Funds that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Portfolio Fund in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Portfolio Fund will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Portfolio Fund could result in a greater decline in NAV than would be the case if the Portfolio Fund held all of the securities in the underlying index.

Fixed-income ETFs Risk. There are risks associated with the potential investment of the Tactical Fund's assets in fixed-income ETFs, which may include credit risk, interest rate risk and maturity risk as described below:

Credit Risk. Credit risk is the risk that the issuer or guarantor of a fixed-income security or counterparty to a transaction involving one or more bonds in an ETF's portfolio will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer, guarantor, or counterparty fails to pay interest, an ETF's income may be reduced. If the issuer, guarantor, or counterparty fails to repay principal, the value of that security and of the particular ETF's shares may be reduced. ETFs may be subject to credit risk to the extent that they invest in fixed-income securities that involve a promise by a third party to honor an obligation with respect to the fixed-income security. Securities rated BBB by S&P Global Ratings ("S&P") or Fitch Ratings, Inc. ("Fitch") or Baa by Moody's Investors Service, Inc. ("Moody's") are considered investment-grade securities, but are somewhat riskier than more highly-rated investment-grade obligations (those rated A or better) because they are regarded as having only an adequate capacity to pay principal and interest, are considered to lack outstanding investment characteristics, and may be speculative. Such investment-grade securities will be subject to higher credit risk and may be subject to greater fluctuations in value than higher-rated securities. Credit risk is particularly significant for investments in "junk bonds" or lower than investment-grade securities.

Interest Rate Risk. The price of a bond or a fixed-income security is dependent, in part, upon interest rates. Therefore, the share price and total return of an ETF, when investing a significant portion of its assets in fixed-income securities, will vary in response to changes in interest rates. There is the possibility that the value of an ETF's investment in fixed-income securities may fall because fixed-income securities generally fall in value when interest rates rise. The longer the term of a bond or fixed-income instrument, the more sensitive it will be to fluctuations in value from interest rate changes. Changes in interest rates may have a more pronounced effect if the ETF holds a significant portion of its assets in fixed-income securities with long-term maturities.

In the case of mortgage-backed securities, rising interest rates tend to extend the term to maturity of the securities, making them even more susceptible to interest rate changes. When interest rates drop, not only can the value of fixed-income securities drop, but also the yield can drop, particularly where the yield is tied to changes in interest rates, such as adjustable mortgages. Also when interest rates drop, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages sooner than expected since the Fund prepaid must be reinvested at lower prevailing interest rates. This is known as prepayment risk. When interest rates rise, the holdings of mortgage-backed securities by an ETF can reduce returns if the owners of the underlying mortgages pay off their mortgages later than anticipated. This is known as extension risk.

Maturity Risk. Maturity risk is another factor that can affect the value of an ETF's fixed-income holdings. Certain ETFs may not have a limitation policy regarding the length of maturity for their fixed-income holdings. In general, fixed-income obligations with longer maturities have higher yields and a greater sensitivity to changes in interest rates. Conversely, fixed-income obligations with shorter maturities generally have lower yields but less sensitivity to changes in interest rates.

Investment Style and Management Risk. The Adviser's method of security selection may not be successful and the Tactical Fund may underperform relative to other mutual funds that employ similar investment strategies. The Tactical Fund's sector rotation style may not be implemented successfully, negatively affecting the Fund's performance. In addition, the Adviser may select investments that fail to appreciate as anticipated.

Leverage Risk. Futures, forward, swaps, and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure. The Tactical Fund may invest in Portfolio Funds that use derivatives in order to create leveraged portfolios, and therefore the Tactical Fund has the risk of magnified capital losses from losses affecting the underlying asset. As a result of these risks, the NAV of the Tactical Fund employing leverage will be more volatile and sensitive to market movements.

Market Risk. Market risk is the risk that the value of the securities in the Tactical Fund's portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser's control, including fluctuation in interest rates, the quality of the Tactical Fund's investments, economic conditions and general bond market conditions.

New Fund Risk. The Tactical Fund was formed in 2019 and has no operating history as of the date of this Prospectus. Accordingly, investors in the Tactical Fund bear the risk that the Tactical Fund may not be successful in implementing its investment strategy or growing to an economically viable size.

Non-Diversified Status Risk. The Tactical Fund is a non-diversified fund. Because the Tactical Fund may indirectly invest in securities of a smaller number of issuers, the Tactical Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Tactical Fund's performance.

Portfolio Turnover Risk. Frequent and active trading may result in greater expenses to the Tactical Fund, which may lower the Tactical Fund's performance and may result in the realization of capital gains, including net short-term capital gains, which must generally be distributed to shareholders. Therefore, high portfolio turnover may reduce the Tactical Fund's returns and increase taxable distributions to shareholders.

Real Estate Investment Trust ("REIT") Risk. REITs are susceptible to real estate risk and their operating expenses are separate from those of the Fund. Therefore, the Tactical Fund's investments in REITs will result in the layering of expenses, which shareholders will indirectly, but proportionally, bear.

Sector Risk. At times the Tactical Fund may emphasize investment in one or more sectors, and as a result the value of its net assets will be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than would be the case for mutual funds that do not emphasize investment in particular sectors. In addition, this may increase the risk of loss of an investment in the Tactical Fund and increase the volatility of the Tactical Fund's NAV per share.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, there is a risk that you could lose money by investing in the Tactical Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Tactical Fund is a non-diversified fund. Because the Tactical Fund may indirectly invest in securities of a smaller number of issuers, the Tactical Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Tactical Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Tactical Fund is new and therefore does not have a performance history for a full calendar year to report. Once the Tactical Fund has returns for a full calendar year, this Prospectus will provide performance information which gives some indication of the risks of an investment in the Tactical Fund by comparing the Tactical Fund's performance with a broad measure of market performance. How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-855-784-2399.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Tactical Fund is new and therefore does not have a performance history for a full calendar year to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-784-2399
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Tactical Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Tactical Fund will perform in the future.
Q3 ALL-WEATHER TACTICAL FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAWTX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%	[8]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.27%	[8],[9]
One Year	rr_ExpenseExampleYear01	$ 230
Three Years	rr_ExpenseExampleYear03	$ 709
Q3 ALL-WEATHER TACTICAL FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QAITX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.82%	[5]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[8]
Less Management Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[9]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.02%	[8],[9]
One Year	rr_ExpenseExampleYear01	$ 205
Three Years	rr_ExpenseExampleYear03	$ 634

[1]	As of the date of this Prospectus, the Investor Class shares are not being offered.
[2]	Edge Capital Group, LLC (the "Adviser") has contractually agreed, until April 30, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.24% of the average daily net assets of the Investor Class shares and 0.99% of the average daily net assets of the Institutional Class shares, respectively. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after the date that such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to April 30, 2021, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[3]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Fund's Financial Highlights, which reflect the operating expenses of the Fund and do not include "Acquired Fund Fees and Expenses."
[4]	Marshfield Associates, Inc. (the "Adviser") has contractually agreed, until January 1, 2021, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, Acquired Fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 1.10% of the Fund's average daily net assets. Management Fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and/or expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to January 1, 2021, this agreement may not be modified or terminated without the approval of the Fund's Board of Trustees (the "Board"). This agreement will terminate automatically if the Fund's investment advisory agreement (the "Advisory Agreement") with the Adviser is terminated.
[5]	"Other Expenses" are based on estimated amounts.
[6]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Sector Rotation Fund's Financial Highlights, which reflect the operating expenses of the Sector Rotation Fund and do not include "Acquired Fund Fees and Expenses."
[7]	Q3 Asset Management Corporation (the "Adviser") has contractually agreed, until March 31, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Sector Rotation Fund's business) to an amount not exceeding 2.19% of the Investor Class shares', and 1.94% of the Institutional Class shares', average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Sector Rotation Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2022, this agreement may not be modified or terminated without the approval of the Sector Rotation Fund's Board of Trustees (the "Board") of Ultimus Managers Trust (the "Trust"); provided, however, this agreement will terminate automatically as to the Sector Rotation Fund if the Sector Rotation Fund's investment advisory agreement (the "Sector Rotation Fund's Advisory Agreement") with the Adviser is terminated.
[8]	"Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursement" will not correlate to the ratios of expenses to the average net assets in the Tactical Fund's Financial Highlights, which reflect the operating expenses of the Tactical Fund and do not include "Acquired Fund Fees and Expenses."
[9]	Q3 Asset Management Corporation (the "Adviser") has contractually agreed, until March 31, 2022, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Tactical Fund's business;) to an amount not exceeding 2.19% of the Investor Class shares', and 1.94% of the Institutional Class shares', average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Tactical Fund for a period of 3 years after the date on which such fees and expenses were incurred or waived, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such reductions and reimbursements) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to March 31, 2022, this agreement may not be modified or terminated without the approval of the Tactical Fund's Board of Trustees (the "Board") of Ultimus Managers Trust (the "Trust"); provided, however, this agreement will terminate automatically as to the Tactical Fund if the Tactical Fund's investment advisory agreement (the "Tactical Fund's Advisory Agreement") with the Adviser is terminated.